Share-based Payments - Additional Information (Details)				12 Months Ended
	Sep. 14, 2017	Dec. 12, 2016 GBP (£) shares	Jun. 30, 2016	Dec. 31, 2018 GBP (£) shares yr Plan	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 GBP (£) shares yr
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity settled share-based payment plans | Plan				3
Description of vesting requirements for share-based payment				1) options granted to a director, under which a third of the options granted vested immediately with the remaining two-thirds vesting each subsequent year; and 2) options granted to three employees, under which two thirds of the options vested immediately with the remaining third vesting in 2017.
Number of share options granted in share-based payment arrangement | shares				253,500	1,500,815	507,690
Reverse share split conversion ratio	0.25%					0.25%
Weighted average remaining contractual life of outstanding share options				3.96	4.49	6.66
Employee remuneration expense, related to equity-settled share-based payments | £				£ 1,800,000	£ 11,700,000	£ 1,100,000
U.K. Share-based Payment Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period				4 years	4 years	4 years
Stock Option Plan (U.S. Sub-Plan)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period			4 years		4 years
Number of share options granted in share-based payment arrangement | shares		45,750
Share options exercise price per share | £		£ 4.00
Share option exercised date		Dec. 29, 2016
2016 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount rate used to compute present value						25.00%
2017 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount rate used to compute present value					25.00%
2018 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised				2 years
Maximum | Stock Option Plan (U.S. Sub-Plan)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised		6 months
Maximum | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)				10
Maximum | Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)				10
Maximum | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)				10